Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CIK0001848000_LAKESHORE ACQUISITION I CORP
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On January 8, 2021, 1,437,500 shares of the Company’s ordinary shares were issued to the sponsor at a price of approximately $0.017 per share for an aggregate of $25,000. This number includes an aggregate of up to 187,500 shares that are subject to forfeiture if the over-allotment option is not exercised by the underwriters. Subject to certain limited exceptions, the initial shareholders have agreed not to transfer, assign or sell their founder shares until six months after the date of the consummation of the Company’s initial business combination or earlier if, subsequent to its initial business combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. On June 28, 2021, the Company cancelled an aggregated of 70,750 ordinary shares issued to certain shareholders of the Company prior to the IPO.

Related Party Loans

On February 10, 2021, the Company issued a $450,000 principal amount unsecured promissory note to the Company’s sponsor, and the Company had received such amount as of issuance date. The note is non-interest bearing, at the discretion of the sponsor, due on the earlier of December 31, 2021, the consummation of this offering or the abandonment of this offering. The loan was fully repaid on June 14, 2021.

In order to meet its working capital needs following the consummation of the IPO, the Company’s initial shareholders, officers and directors or their affiliates may, but are not obligated to, loan the Company funds, from time to time or at any time, in amount they deem reasonable in their sole discretion. Each working capital loan would be evidenced by a promissory note and would either be paid upon consummation of the Company’s initial business combination, without interest, or, at the lender’s discretion, up to $500,000 of the working capital loan may be converted upon consummation of the Company’s business combination into additional Private Units at a price of $10.00 per unit. If the Company does not complete a business combination, the working capital loan will only be repaid with funds not held in the Trust Account and only to the extent available.

On September 12, 2022, the Company issued an unsecured promissory note in the aggregate principal amount of $200,000 to RedOne Investment Limited, the Sponsor. The principal shall be payable promptly on the date on which the Company consummates its initial business combination with no interest accrued, and the amount of $200,000 does not have the conversion feature of converting into additional Private Units, based on the description of the promissory note.

As of September 30, 2022, an aggregate of $200,000 was outstanding evidenced by an unsecured promissory note as described above.

Other Related Party Transactions

For the nine months ended September 30, 2022 and for the period from January 6, 2021 (Inception) to September 30, 2021, total reimbursement of out-of-pocket expenses paid to our sponsor, officers or directors were $5,383 and $30,074 respectively. The balance amount was nil at September 30, 2022 and September 30, 2021.

In September 2021, the Company made a temporary payment of $30,000 to the Company’s sponsor, for the purpose of leasing an office on behalf of the Company. The Company had cancelled this plan and the sponsor returned the amount to the Company on October 19, 2021. The balance amount of due to related party was nil at September 30, 2022.

Note 5 — Related Party Transactions

Founder Shares

On January 8, 2021, 1,437,500 shares of the Company’s ordinary shares were issued to the sponsor at a price of approximately $0.017 per share for an aggregate of $25,000. This number includes an aggregate of up to 187,500 shares that are subject to forfeiture if the over-allotment option is not exercised by the underwriters. Subject to certain limited exceptions, the initial shareholders have agreed not to transfer, assign or sell their founder shares until six months after the date of the consummation of the Company’s initial business combination or earlier if, subsequent to its initial business combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. On June 28, 2021, the Company cancelled an aggregated of 70,750 ordinary shares issued to certain shareholders of the Company prior to the IPO.

Related Party Loans

On February 10, 2021, the Company issued a $450,000 principal amount unsecured promissory note to the Company’s sponsor, and the Company had received such amount as of issuance date. The note was non-interest bearing and was fully repaid on June 14, 2021.

In order to meet its working capital needs following the consummation of the IPO, the Company’s initial shareholders, officers and directors or their affiliates may, but are not obligated to, loan the Company funds, from time to time or at any time, in amount they deem reasonable in their sole discretion. Each working capital loan would be evidenced by a promissory note and would either be paid upon consummation of the Company’s initial business combination, without interest, or, at the lender’s discretion, up to $500,000 of the working capital loan may be converted upon consummation of the Company’s business combination into additional Private Units at a price of $10.00 per unit. If the Company does not complete a business combination, the working capital loan will only be repaid with funds not held in the Trust Account and only to the extent available. As of December 31, 2021, there was nil working capital loan outstanding.

Other Related Party Transactions

From January 6, 2021 (Inception) to December 31, 2021, total reimbursement of out-of-pocket expenses paid to our sponsor, officers or directors amounted to $ 39,121. The balance amount was nil at December 31, 2021.

In September 2021, the Company made a temporary payment of $30,000 to the Company’s sponsor, for the purpose of leasing an office on behalf of the Company. The Company had cancelled this plan and the sponsor returned the amount to the Company on October 19, 2021. The balance amount of due to related party was nil at December 31, 2021.